Inventories - Impairment of Inventory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision of inventories [Abstract]
Beginning balance	¥ 221	¥ 226
Provision for inventories	20	12
Provision written off upon disposal	(187)	(17)
Ending balance	¥ 54	¥ 221